Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Fair Value Measurement Hierarchy of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss	$ 185,756	$ 185,603
Quoted prices in active markets (Level 1)
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss	185,756
Significant observable inputs (Level 2)
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss	0
Significant unobservable inputs (Level 3)
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss	$ 0